Exhibit 99.1

World Omni Auto Receivables Trust 2023-B
Monthly Servicer Certificate
April 30, 2023

Dates Covered
Collections Period	03/04/23 - 04/30/23
Interest Accrual Period	04/19/23 - 05/14/23
30/360 Days	26
Actual/360 Days	26
Distribution Date	05/15/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Original Pool Balance	1,046,447,931.19	44,579
Original Yield Supplement Overcollateralization Amount	116,378,129.83	0
Aggregate Starting Principal Balance	1,162,826,061.02	44,579
Principal Payments	68,617,528.80	1,193
Defaulted Receivables	168,648.81	4
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/23	106,946,695.29	0
Pool Balance at 04/30/23	987,093,188.12	43,382

Pool Statistics	$ Amount	# of Accounts
Pool Factor	94.08%
Prepayment ABS Speed	1.42%
Aggregate Starting Principal Balance	1,162,826,061.02	44,579

Delinquent Receivables:
Past Due 31-60 days	5,611,801.60	248
Past Due 61-90 days	1,112,728.24	44
Past Due 91-120 days	0.00	0
Past Due 121+ days	0.00	0
Total	6,724,529.84	292

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.61%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.10%
Delinquency Trigger Occurred	NO

Recoveries	120,224.60
Aggregate Net Losses/(Gains) - April 2023	48,424.21
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.05%
Prior Net Losses/(Gains) Ratio	N/A
Second Prior Net Losses/(Gains) Ratio	N/A
Third Prior Net Losses/(Gains) Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.00%

Overcollateralization Target Amount	11,351,571.66
Actual Overcollateralization	11,351,571.66
Weighted Average Contract Rate	5.60%
Weighted Average Contract Rate, Yield Adjusted	10.39%
Weighted Average Remaining Term	58.75

Flow of Funds	$ Amount
Collections	78,294,035.78
Investment Earnings on Cash Accounts	4,042.44
Servicing Fee	(1,841,141.26)
Transfer to Collection Account	-
Available Funds	76,456,936.96

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	3,648,620.09
(3) Noteholders' First Priority Principal Distributable Amount	9,606,811.88
(4) Class B Interest	110,859.02
(5) Noteholders' Second Priority Principal Distributable Amount	31,390,000.00
(6) Class C Interest	58,316.70
(7) Noteholders' Third Priority Principal Distributable Amount	15,740,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	11,351,571.66
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	4,550,757.61

Total Distributions of Available Funds	76,456,936.96

Servicing Fee	1,841,141.26
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	996,700,000.00
Original Class B	31,390,000.00
Original Class C	15,740,000.00

Total Class A, B, & C
Original Note Balance	1,043,830,000.00
Principal Paid	68,088,383.54
Note Balance @ 05/15/23	975,741,616.46

Class A-1
Original Note Balance	217,000,000.00
Principal Paid	68,088,383.54
Note Balance @ 05/15/23	148,911,616.46
Note Factor @ 05/15/23	68.6228647%

Class A-2a
Original Note Balance	230,000,000.00
Principal Paid	0.00
Note Balance @ 05/15/23	230,000,000.00
Note Factor @ 05/15/23	100.0000000%

Class A-2b
Original Note Balance	153,000,000.00
Principal Paid	0.00
Note Balance @ 05/15/23	153,000,000.00
Note Factor @ 05/15/23	100.0000000%

Class A-3
Original Note Balance	297,200,000.00
Principal Paid	0.00
Note Balance @ 05/15/23	297,200,000.00
Note Factor @ 05/15/23	100.0000000%

Class A-4
Original Note Balance	99,500,000.00
Principal Paid	0.00
Note Balance @ 05/15/23	99,500,000.00
Note Factor @ 05/15/23	100.0000000%

Class B
Original Note Balance	31,390,000.00
Principal Paid	0.00
Note Balance @ 05/15/23	31,390,000.00
Note Factor @ 05/15/23	100.0000000%

Class C
Original Note Balance	15,740,000.00
Principal Paid	0.00
Note Balance @ 05/15/23	15,740,000.00
Note Factor @ 05/15/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	3,817,795.81
Total Principal Paid	68,088,383.54
Total Paid	71,906,179.35

Class A-1
Coupon	5.31600%
Interest Paid	833,135.33
Principal Paid	68,088,383.54
Total Paid to A-1 Holders	68,921,518.87

Class A-2a
Coupon	5.25000%
Interest Paid	872,083.33
Principal Paid	0.00
Total Paid to A-2a Holders	872,083.33

Class A-2b
SOFR Rate	4.78184%
Coupon	5.49184%
Interest Paid	606,848.32
Principal Paid	0.00
Total Paid to A-2b Holders	606,848.32

Class A-3
Coupon	4.66000%
Interest Paid	1,000,243.11
Principal Paid	0.00
Total Paid to A-3 Holders	1,000,243.11

Class A-4
Coupon	4.68000%
Interest Paid	336,310.00
Principal Paid	0.00
Total Paid to A-4 Holders	336,310.00

Class B
Coupon	4.89000%
Interest Paid	110,859.02
Principal Paid	0.00
Total Paid to B Holders	110,859.02

Class C
Coupon	5.13000%
Interest Paid	58,316.70
Principal Paid	0.00
Total Paid to C Holders	58,316.70

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	3.6574881
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	65.2293798
Total Distribution Amount	68.8868679

A-1 Interest Distribution Amount	3.8393333
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	313.7713527
Total A-1 Distribution Amount	317.6106860

A-2a Interest Distribution Amount	3.7916667
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	3.7916667

A-2b Interest Distribution Amount	3.9663289
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	3.9663289

A-3 Interest Distribution Amount	3.3655556
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.3655556

A-4 Interest Distribution Amount	3.3800000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.3800000

B Interest Distribution Amount	3.5316668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.5316668

C Interest Distribution Amount	3.7050000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.7050000

Noteholders' First Priority Principal Distributable Amount	141.09
Noteholders' Second Priority Principal Distributable Amount	461.02
Noteholders' Third Priority Principal Distributable Amount	231.17
Noteholders' Principal Distributable Amount	166.72

Account Balances	$ Amount
Reserve Account
Balance as of 04/19/23	2,616,119.83
Investment Earnings	4,042.44
Investment Earnings Paid	(4,042.44)
Deposit/(Withdrawal)	-
Balance as of 05/15/23	2,616,119.83
Change	-

Required Reserve Amount	2,616,119.83

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,978,831.12	N/A	N/A
Number of Extensions	77	N/A	N/A
Ratio of extensions to Beginning of Period Receivables Balance	0.17%	N/A	N/A

Credit Risk Retention Information

The fair value of the Notes and the certificates on the Closing Date is summarized below.  The totals may not sum due to rounding.

	Fair Value	Fair Value
	(in millions)	(as a percentage)
Class of Securities
Class A Notes	$996.61	87.5%
Class B Notes	$31.39	2.8%
Class C Notes	$15.74	1.4%
Fair Value of the Notes	$1,043.74	91.7%
Certificates	$95.06	8.3%
Total	$1,138.80	100.0%
Reserve Account	$2.62	0.2%
Fair Value of the Certificates and Reserve Account	$97.67	8.6%

The fair value of the Certificates and Reserve Account is expected to represent at least 5% of the sum of the fair value of the Notes and the Certificates.